Provisions_Details of provisions for unused commitment (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in provisions for credit commitment [Abstract]
Beginning balance	[1]	₩ 104,985,000,000
Beginning balance		66,115,000,000	₩ 87,909,000,000	₩ 85,313,000,000
Changes in provisions for credit commitment [Abstract]
Replaced by 12-month expected credit loss		0
Replaced with expected credit loss for the entire period		0
Replaced with credit-impaired financial assets		0
Provisions provided			2,028,000,000	8,502,000,000
Provisions used		0	(68,000,000)	22,000,000
Net reversal of unused amount		16,526,000,000	(23,744,000,000)	(5,409,000,000)
Foreign currencies translation adjustments			(10,000,000)	(519,000,000)
Others		24,000,000
Ending balance		121,535,000,000	₩ 66,115,000,000	₩ 87,909,000,000
Stage 1
Reconciliation of changes in provisions for credit commitment [Abstract]
Beginning balance	[1]	75,232,000,000
Changes in provisions for credit commitment [Abstract]
Replaced by 12-month expected credit loss		7,770,000,000
Replaced with expected credit loss for the entire period		(2,376,000,000)
Replaced with credit-impaired financial assets		(213,000,000)
Provisions used		0
Net reversal of unused amount		(5,813,000,000)
Others		24,000,000
Ending balance		74,624,000,000
Stage 2
Reconciliation of changes in provisions for credit commitment [Abstract]
Beginning balance	[1]	27,875,000,000
Changes in provisions for credit commitment [Abstract]
Replaced by 12-month expected credit loss		(7,396,000,000)
Replaced with expected credit loss for the entire period		2,525,000,000
Replaced with credit-impaired financial assets		(1,579,000,000)
Provisions used		0
Net reversal of unused amount		23,860,000,000
Others		0
Ending balance		45,285,000,000
Stage 3
Reconciliation of changes in provisions for credit commitment [Abstract]
Beginning balance	[1]	1,878,000,000
Changes in provisions for credit commitment [Abstract]
Replaced by 12-month expected credit loss		(374,000,000)
Replaced with expected credit loss for the entire period		(149,000,000)
Replaced with credit-impaired financial assets		1,792,000,000
Provisions used		0
Net reversal of unused amount		(1,521,000,000)
Others		0
Ending balance		₩ 1,626,000,000

[1]	The beginning balance was restated in accordance with IFRS 9.